ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2016
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
10.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2015	2016

Accrued payroll and bonus	$1,286	$752
Other taxes payable	98	135
Accrued professional fees	953	1,088
Social insurance withholding	284	149
Payable for acquisition of noncontrolling interest*	-	338
Others	250	95

	$2,871	$2,557

*
In December 2016, N-S Information Technology purchased the remaining 20% of the equity interest in Dagong Technology held by Beijing Quanda Technology Center (“Quanda”) for a cash consideration of $626, among which $338 remained payable as of December 31, 2016 (see Note 18(f)). The balance was subsequently paid in February 2017.